Fair Value Measurements (Details) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jul. 31, 2026 USD ($) $ / shares shares	Jul. 31, 2025 USD ($)	Jul. 31, 2026 USD ($) $ / shares shares	Jul. 31, 2025 USD ($)
Fair Value Measurements
Equity derivatives, number of common shares held (in shares) | shares	316,875		316,875
Derivative, common shares weighted average price (in dollars per share) | $ / shares	$ 43.04		$ 43.04
Contingent consideration paid	$ 0.0		$ 0.0
Minimum | Revenue growth rate
Fair Value Measurements
Estimated fair value consideration percentage	10		10
Minimum | Discount rate
Fair Value Measurements
Estimated fair value consideration percentage	10		10
Maximum | Revenue growth rate
Fair Value Measurements
Estimated fair value consideration percentage	16		16
Maximum | Discount rate
Fair Value Measurements
Estimated fair value consideration percentage	16		16
General and administrative expenses
Fair Value Measurements
Expense (recovery)	$ (1.6)	$ (0.2)	$ (0.8)	$ 5.1